Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology and Innovation Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(the “Portfolios”)

Supplement dated December 30, 2021

to Currently Effective Statements of Additional Information

Effective January 1, 2022, Bruce L. Koepfgen, President and Chief Executive Officer of Janus Aspen Series (the “Trust”), has resigned from his role with the Trust. In connection with Mr. Koepfgen’s resignation, Michelle Rosenberg has assumed responsibility as Interim President and Chief Executive Officer of the Trust.

Effective January 1, 2022, the statements of additional information (the “SAIs”) for the Portfolios are amended as follows:

1.	Under the table titled “Officers” in the Trustees and Officers section of the Portfolios’ SAIs, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Michelle Rosenberg 151 Detroit Street Denver, CO 80206 DOB: 1973	Interim President and Chief Executive Officer	1/22-Present

General Counsel and Corporate Secretary of Janus Henderson Investors (since 2018). Formerly, Senior Vice President and Head of Legal, North America of Janus Henderson Investors (2017-2018) and Deputy General Counsel of Janus Capital Group (2015-2018)

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

2.	The Trustees and Officers section of the Portfolios’ SAIs has been updated to reflect that Diane L. Wallace is a member of the Trust’s Nominating and Governance Committee.

Effective January 1, 2022, all references to Bruce L. Koepfgen are deleted from the SAIs.

Please retain this Supplement with your records.